Basis of presentation - Schedule of subsidiaries (Details)	Dec. 31, 2022	Dec. 31, 2021
CLF AZ, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF NY, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf CA, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf KY, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Massachusetts, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf MD, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf OGT, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf PA, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Focused Investment Partners, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF Maine, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
PalliaTech CT, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)
Basis of presentation
Percentage of ownership	100.00%	100.00%
PalliaTech Florida, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
PT Nevada, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF Sapphire Holdings, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Nj II Inc
Basis of presentation
Percentage of ownership	100.00%	100.00%
Focused Employer, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
GR Companies, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF MD Employer, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)
Basis of presentation
Percentage of ownership	100.00%	100.00%
MI Health, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Compassionate Care Va Llc
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf UT, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Processing, Inc
Basis of presentation
Percentage of ownership	100.00%	100.00%
Virginia's Kitchen, LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Cura CO LLC
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf Stamford, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
CLF Holdings Alabama, Inc.
Basis of presentation
Percentage of ownership	100.00%	100.00%
Curaleaf International Holdings Limited
Basis of presentation
Percentage of ownership	68.50%	68.50%